UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.2011
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
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Title: CCO
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Phone: (305) 670-2230
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      10/10/2011
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          17
                                         ---------------------------
Form 13F Information Table Value Total:                      121,776 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	        0236W105    24081  1090610 SH	    Sole             1090610
Banco Bradesco SA               ADR            059460303      205    13841 SH       Sole               13841
Banco Macro SA         		ADR	       05961W105     3173   158550 SH	    Sole              158550
Banco Santander Chile New       ADR            05965X109      240     3270 SH       Sole                3270
Bancolombia SA                  ADR            05968L102     1983    35600 SH       Sole               35600
Compania Cervecerias Unidas SA  ADR            204429104    13251   256562 SH       Sole              256562
Copa Holdings SA                CLA            P31076105     1886    30789 SH       Sole               30789
Credicorp Ltd                   COM            G2519Y108    17085   185300 SH       Sole              185300
Desarrolladora Homex SA DE      ADR            25030W100    14854  1100305 SH       Sole             1100305
Embotelladora Andina            ADR            29081P303     1876    76582 SH       Sole               76582
Companhia de Bebidas DAS PRF    ADR            20441W203     2326    75900 SH       Sole               75900
Grupo Televisa SA De CV         ADR            40049J206    29130  1584028 SH       Sole             1584028
Itau Unibanco Hdg SA            ADR            465562106     6101   393121 SH       Sole              393121
Petroleo Brasileiro SA          ADR            71654V408      184     8200 SH       Sole                8200
Vale SA                         ADR            91912E105      321    14100 SH       Sole               14100
Ternium SA			ADR	       880890108     5028   241376 SH       Sole              241376
Grupo Aeroportuario Del Sureste ADR	       40051E202       52     1050 SH       Sole                1050